Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 800,154	$ 953,654
Financial assets, at fair value	800,154	953,654
Level 1 | Restricted cash and restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	1,774	1,791
Financial assets, at fair value	1,774	1,791
Level 2 | Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	0	23
Financial assets, at fair value	0	23
Financial liabilities, carrying amount	125	0
Financial liabilities, at fair value	125	0
Level 3 | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	29,492	6,300
Financial assets, at fair value	29,492	$ 6,300
Level 3 | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	1,519
Financial assets, at fair value	$ 1,519